Income tax benefit based on Canadian tax rates (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 1,719,430	$ 2,297,142
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ (131,633)	$ (260,663)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	(2.00%)	(3.00%)
Nondeductible Expenses	$ (149,298)	$ (9,152)
[custom:NondeductibleExpensesPercentage]	(2.00%)	(0.00%)
Previously Unrecognized Tax Benefits		$ 4,347,907
Previously Unrecognized Tax Benefits Percentage		4700.00%
Change In Valuation Allowance And Other	$ (593,315)	$ (2,027,327)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(9.00%)	(22.00%)
Income Tax Benefit	$ 845,184	$ 4,347,907
[custom:IncomeTaxBenefitPercent]	12.00%	47.00%
Deferred income tax assets
Net operating loss carry forwards	$ 34,735,933		$ 34,569,939
Property, Plant and Equipment	4,739,090		4,742,961
Other	1,689,200		1,623,503
Total deferred income tax assets	41,164,223		40,936,403
Valuation allowance	(40,296,444)		(40,915,022)
Deferred income tax assets net of valuation allowance	867,779		21,381
Deferred income tax liabilities
Other	(22,595)		(21,381)
Net deferred income tax asset	$ 845,184